As filed with the Securities and Exchange Commission on October 2, 2000
                                                      Registration No. 333-17391
                                                              File No. 811-07959
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 70                     [X]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 71                             [X]


                              ADVISORS SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)


                       4455 E. Camelback Road, Suite 261E
                                Phoenix, AZ 85018
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (602) 952-1100

                               ROBERT H. WADSWORTH
                       4455 E. Camelback Road, suite 261E
                                Phoenix, AZ 85018
                     (Name and Address of Agent for Service)


     It is proposed that this filing will become effective (check appropriate box):

         [X]  Immediately upon filing pursuant to paragraph (b)
         [ ] On _____________, pursuant to paragraph (b) of Rule 485
         [ ] 60 days after filing pursuant to paragraph (a)(1)
         [ ] On _____________, pursuant to paragraph (a)(1)
         [ ] 75 days after filing pursuant to paragraph (a)(2)
         [ ] On _____________, pursuant to paragraph (a)(2) of Rule 485

================================================================================

     As filed with the Securities and Exchange Commission on October 2, 2000
                                                      Registration No. 333-17391
                                                              File No. 811-07959
================================================================================







                                     Part A

                                       of

                                    Form N-1A

                             REGISTRATION STATEMENT

                              ADVISORS SERIES TRUST

               The Heritage West Preferred Securities Income Fund
                            Unity Fund Class A Shares
                            Unity Fund Class I Shares

Prospectuses   Dated  September  29,  2000  were   previously   filed  with  the
Registration Statement on Form N-1A (File No. 333-17391) on September 29, 2000 are hereby incorporated by reference.







================================================================================

     As filed with the Securities and Exchange Commission on October 2, 2000
                                                      Registration No. 333-17391
                                                              File No. 811-07959
================================================================================








                                     Part B

                                       of

                                    Form N-1A

                             REGISTRATION STATEMENT

                              ADVISORS SERIES TRUST


               The Heritage West Preferred Securities Income Fund
                            Unity Fund Class A Shares
                            Unity Fund Class I Shares


Statements of Additional Information dated September 29, 2000 were previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on September 29, 2000 are hereby incorporated by reference.







================================================================================

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS.

      (a)  Agreement and Declaration of Trust (1)
      (b)  By-Laws (1)
      (c)  Not applicable
      (d)  Form of Investment Advisory Agreement (4)
      (e)  Distribution Agreement (2)
      (f)  Not applicable
      (g)  Custodian Agreement (3)
      (h)  (i)   Administration Agreement with Investment Company
                 Administration Corporation (2)
           (ii)  Fund Accounting Service Agreement (2)
           (iii) Transfer Agency and Service Agreement (2)
      (i)  Opinion of Counsel (5)
      (j)  (i)  Consent of PricewaterhouseCoopers LLP - filed herewith
           (ii) Opinion and Consent of McGladrey & Pullen, LLP - filed herewith
      (k)  Not applicable
      (l)  Not applicable
      (m)  Form of Rule 12b-1 Plan (4)
      (n)  Not applicable
      (o)  Not applicable
      (p)  Code of Ethics
           (i)   Advisors Series Trust (6)
           (ii)  First Fund Distributors (7)
           (iii) Avatar Investors Associates Corp. (8)
           (iv)  Chase Investment Counsel (8)
           (v)   Rockhaven Asset Management, LLC (8)
           (vi)  Segall Bryant & Hamill (8)
           (vii) National Asset Management (8)

----------
(1) Previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on December 6, 1996 and incorporated herein by reference.
(2) Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 333-17391) on January 29, 1997 and incorporated herein by reference.
(3) Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 333-17391) on February 28, 1997 and incorporated herein by reference.
(4) Previously filed with Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A (File No. 333-17391) on January 15, 1999 and incorporated herein by reference.
(5) Previously filed with Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A (File No. 333-17391) on June 29, 1999 and incorporated herein by reference.
(6) Previously filed with Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A (File No. 333-17391) on April 19, 2000 and incorporated herein by reference.
(7) Previously filed with Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A (File No. 333-17391) on April 28, 2000 and incorporated herein by reference.
(8) Previously filed with Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A (File No. 333-17391) on August 23, 2000 and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
REGISTRANT.

         None.

ITEM 25. INDEMNIFICATION.

     Article VI of Registrant's By-Laws states as follows:

     Section 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Article.

     Section 2. ACTIONS OTHER THAN BY TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed:

     (a) in the case of conduct in his official capacity as a Trustee of the Trust, that his conduct was in the Trust's best interests, and

     (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests, and

     (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

     The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

     Section 3. ACTIONS BY THE TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that that person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

     Section 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with this Trust.

     No indemnification shall be made under Sections 2 or 3 of this Article:

     (a) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

     (b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to this Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

     (c) of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

     Section 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

     Section 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

     (a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

     (b)  A written opinion by an independent legal counsel.

     Section 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i)security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.

     Section 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.

     Section 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

     (a) that it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

     (b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

     Section 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Agreement and Declaration of Trust of the Trust.

     Section 11. FIDUCIARIES OF EMPLOYEE BENEFIT PLAN. This Article does not apply to any proceeding against any Trustee, investment manager or other fiduciary of an employee benefit plan in that person's capacity as such, even though that person may also be an agent of this Trust as defined in Section 1 of this Article. Nothing contained in this Article shall limit any right to indemnification to which such a Trustee, investment manager, or other fiduciary may be entitled by contract or otherwise which shall be enforceable to the extent permitted by applicable law other than this Article.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         Information required by this item is contained in the Form ADV of the following entities and is incorporated herein by reference:

         Name of Investment Adviser                             File No.
         --------------------------                             --------
         Rockhaven Asset Management, LLC                        801-54084
         Capital Advisors, Inc.                                 801-14050
         Chase Investment Counsel Corp.                         801-3396
         Avatar Investors Associates Corp.                      801-7061
         The Edgar Lomax Company                                801-19358
         AF Holdings, Inc.                                      801-30528
         Heritage West Advisors, LLC                            801-55233
         Howard Capital Management                              801-10188
         Segall Bryant & Hamill                                 801-47232
         National Asset Management Corporation                  801-14666
         Charter Financial Group, Inc.                          801-50956
         Chartwell Investment Partners                          801-54124

ITEM 27.  PRINCIPAL UNDERWRITERS.

         (a) The Registrant's principal underwriter also acts as principal underwriter for the following investment companies:

         Guinness Flight Investment Funds
         Fleming Capital Mutual Fund Group, Inc.
         Fremont Mutual Funds, Inc.
         Jurika & Voyles Fund Group Kayne
         Anderson Mutual Funds
         Masters' Select Investment Trust
         O'Shaughnessy Funds, Inc.
         PIC Investment Trust
         The Purisima Funds
         Professionally Managed Portfolios
         Rainier Investment Management Mutual Funds
         RNC Mutual Fund Group, Inc.
         Brandes Investment Trust
         Allegiance Investment Trust
         The Dessauer Global Equity Fund
         Puget Sound Alternative Investment Trust
         UBS Private Investor Funds
         FFTW Funds, Inc.
         Investors Research Fund, Inc.
         Harding, Loevner Funds, Inc.
         Samco Funds, Inc.
         TIFF Investment Program
         Trust for Investment Managers

         (b) The following information is furnished with respect to the officers and directors of First Fund Distributors, Inc.:

                                 Position and Offices         Position and
 Name and Principal                 with Principal            Offices with
  Business Address                   Underwriter               Registrant
  ----------------                   -----------               ----------
Robert H. Wadsworth                President and           Vice President
4455 E. Camelback Road             Treasurer
Suite 261E
Phoenix, AZ  85018

Eric M. Banhazl                    Vice President          President, Treasurer
2020 E. Financial Way, Ste. 100                            and Trustee
Glendora, CA 91741

Steven J. Paggioli                 Vice President and      Vice President
915 Broadway, Ste. 1605            Secretary
New York, New York 10010

         (c)  Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of the following persons:

     (a) the documents required to be maintained by paragraph (4) of Rule 31a-1(b) will be maintained by the Registrant;

     (b) the documents required to be maintained by paragraphs (5), (6), (10) and (11) of Rule 31a-1(b) will be maintained by the respective investment advisors:

          American Trust Company, One Court Street, Lebanon, NH 03766 Rockhaven Asset Management, 100 First Avenue, Suite 1050, Pittsburgh, PA 15222
          Chase Investment Counsel Corp., 300 Preston Avenue,
          Charlottesville, VA 22902
          Avatar Associates Investment Corp., 900 Third Avenue,
          New York, NY 10022
          The Edgar Lomax Company, 6564 Loisdale Court, Springfield, VA 22150 AF Holdings, Inc. 465 Forest Avenue, Suite I, Laguna Beach, CA 92651 Heritage West Advisors, LLC, 1850 North Central Ave., Suite 610, Phoenix, AZ 85004
          Liberty Bank and Trust Company, 4101 Pauger St., Suite 105,
          New Orleans, LA 70122
          Howard Capital Management, 45 Rockefeller Plaza, Suite 1440,
          New York, New York 10111
          Segall Bryant & Hamill, 10 South Wacker Drive, Suite 2150,
          Chicago, IL 60606
          National Asset Management Corporation, 101 South Fifth Street, Louisville, KY 40202
          Charter Financial Group, Inc., 1401 I Street N.W., Suite 505, Washington, DC 20005
          Chartwell Investment Partners, 1235 Westlakes Drive, Suite 330, Berwyn, PA 19312
          Capital Advisors, Inc. 3205 S. Boston Ave., Suite 1300,
          Tulsa, OK 74013

     (c) with respect to The Heritage West Preferred Securities Income Fund series of the Registrant, all other records will be maintained by the Registrant; and

     (d) all other documents will be maintained by Registrant's custodian, Firstar Bank, 425 Walnut Street, Cincinnati, OH 45202.

ITEM 29. MANAGEMENT SERVICES.

     Not applicable.

ITEM 30. UNDERTAKINGS.

     Registrant hereby undertakes to:

     (a) Furnish each person to whom a Prospectus is delivered a copy of the applicable latest annual report to shareholders, upon request and without charge.

     (b) If requested to do so by the holders of at least 10% of the Trust's outstanding shares, call a meeting of shareholders for the purposes of voting upon the question of removal of a trustee and assist in communications with other shareholders.

     (c) On behalf of each of its series, to change any disclosure of past performance of an Advisor to a series to conform to changes in the position of the staff of the Commission with respect to such presentation.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant represents that this amendment meets the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement on Form N-1A of Advisors Series Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Phoenix and State of Arizona on the 2nd day of October, 2000.

                                           ADVISORS SERIES TRUST

                                           By /s/ Eric M. Banhazl*
                                             ---------------------------
                                             Eric M. Banhazl
                                             President

     This Amendment to the Registration Statement on Form N-1A of Advisors Series Trust has been signed below by the following persons in the capacities indicated on October 2, 2000.


/s/ Eric M. Banhazl*                         President, Principal Financial
------------------------------------         and Accounting Officer, and Trustee
Eric M. Banhazl


/s/ Walter E. Auch Sr.*                      Trustee
------------------------------------
Walter E. Auch, Sr.


/s/ Donald E. O'Connor*                      Trustee
------------------------------------
Donald E. O'Connor


/s/ George T. Wofford III*                   Trustee
------------------------------------
George T. Wofford III


* /s/ Robert H. Wadsworth
------------------------------------
By: Robert H. Wadsworth
    Attorney in Fact

                                    EXHIBITS


       Exhibit No.                        Description
       -----------                        -----------
       99B.J.i             Consent of PricewaterhouseCoopers LLP
       99B.J(ii)           Consent and Opinion of McGladrey & Pullen, LLP